Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating loss carryforwards	$ 81,649	$ 91,668
Research and development tax credits	5,086	12,087
Stock based compensation	5,866	6,162
Lease liability	2,632	3,098
Section 174 research and development capitalization	10,691	11,641
Interest expense	7,157	3,063
Other timing differences	8,754	1,408
Total deferred tax assets	121,835	129,127
Valuation allowance	(118,783)	(125,722)
Net deferred tax assets	3,052	3,405
Deferred tax liabilities
Fixed assets and intangibles	(299)	(364)
Right of use assets	(2,753)	(3,041)
Total deferred tax liabilities	(3,052)	(3,405)
Net deferred tax assets